Intangible Assets	12 Months Ended
Dec. 31, 2022
Intangible Assets [Abstract]
INTANGIBLE ASSETS

NOTE 10 - INTANGIBLE ASSETS

As of December 31, 2022 and 2021, the composition of intangible assets is as follows:

			As of December 31, 2022
	Average remaining useful life	Net opening balance as of January 1, 2021	Gross balance	Accumulated amortisation	Net balance
		MCh$	MCh$	MCh$	MCh$

Licenses		-	-	-	-
Software development	2	95,411	351,309	(243,520)	107,789

Total		95,411	351,309	(243,520)	107,789

			As of December 31, 2021
	Average remaining useful life	Net opening balance as of January 1, 2021	Gross balance	Accumulated amortisation	Net balance
		MCh$	MCh$	MCh$	MCh$

Licenses		-	-	-	-
Software development	2	82,537	294,745	(199,334)	95,411

Total		82,537	294,745	(199,334)	95,411

The changes in the value of intangible assets during the periods ended December 31, 2022 and December 31, 2021 is as follows:

i.	Gross balance

Gross balances	Software development	Total
	MCh$	MCh$

Balances as of January 1, 2022	294,745	294,745
Acquisitions	54,899	54,899
Disposals and impairment	(145)	(145)
Other	1,810	1,810
Balances as of December 31, 2022	351,309	351,311

Balances as of January 1, 2021	284,534	284,534
Acquisitions	47,487	47,487
Disposals and impairment	(37,276)	(37,276)
Other	-	-
Balances as of December 31, 2021	294,745	294,745

ii.	Accumulated amortisation

Accumulated amortisation	Software development	Total
	MCh$	MCh$

Balances as of January 1, 2022	(199,334)	(199,334)
Year’s amortisation	(42,376)	(42,376)
Other changes	(1,810)	(1,810)
Balances as of December 31, 2022	(243,520)	(243,520)

Balances as of January 1, 2021	(201,997)	(201,997)
Year’s amortisation	(32,252)	(32,252)
Other changes	34,915	34,915
Balances as of December 31, 2021	(199,334)	(199,334)

The Bank has no restriction on intangible assets as of December 31, 2022 and 2021. Additionally, intangible assets have not been pledged as guarantee for fulfillment of financial liabilities, and the Bank has no debt related to Intangible assets as of those dates.